DEBT (Details - Convertible notes) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Principal Outstanding	$ 108,900	$ 166,650
Less: unamortized debt discount	(16,929)	(45,725)
Convertible notes, net	$ 91,971	$ 120,925